Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Mar. 31, 2023	Mar. 31, 2022
Other Non Current Assets [Abstract]
Prepaid expenses		$ 53	$ 82
Receivable from related party	[1]		53
Total		$ 53	$ 135

[1]	Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee) (refer note 37).